Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	€ 4	€ 4
Equity securities	25	24
Debt securities	125	121
Real estate	11	11
Derivatives	43	55
Investment funds	1
Assets held by insurance companies	35	31
Other	19	15
Total	263	261
Level 1
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	4	4
Equity securities	25	24
Debt securities	125	121
Real estate	11	11
Derivatives	43	55
Investment funds	1
Assets held by insurance companies	32	5
Other	19	15
Total	260	235
Level 2 and 3 of fair value hierarchy
Disclosure Of Benefit Plans [Line Items]
Assets held by insurance companies	3	26
Total	€ 3	€ 26